Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 128.7	$ 311.3	$ 22.8	$ 0.5	$ 463.3
Indiana, US [Member]
Total	6.7				6.7
Illinois, US [Member]
Total	2.2		0.2		2.4
New Mexico, US [Member]
Total	1.3				1.3
Colorado, US [Member]
Total	1.8				1.8
Wyoming, US [Member]
Total	64.1	116.4	0.1		180.6
Alabama, US [Member]
Total	0.2	0.4			0.6
Queensland, AU [Member]
Total	4.1	77.0	16.2		97.3
New South Wales, AU [Member]
Total	3.6	$ 117.5	6.2	$ 0.5	127.8
Total Company [Member]
Total	$ 44.7		$ 0.1		$ 44.8